Accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Income tax payable rate	35.00%	35.00%	35.00%
Description of income tax percentage	calculated from the beginning to the end of each year, exceeded fifty-five percent (55%), thirty percent (30%) and fifteen percent (15%) for fiscal years 2018, 2019 and 2020, respectively. Although as of December 31, 2018, the CPI cumulative variation did not exceed the 55% threshold for the application of the tax inflation adjustment in that first fiscal year, as of December 31, 2020 and 2019, the CPI cumulative variations for the 12 months of each year had amounted to 36.13% and 53.77%, respectively, which exceeded the 15% and 30% thresholds fixed for the third and second transition years of the tax inflation adjustment, and, therefore, the Company recognized the effect of the tax inflation adjustment in the calculation of the current and deferred income tax provision in those fiscal years.
Land [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	not depreciated
Facilities in service [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	between 30 and 50 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	between 5 and 20 years